COMBINED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Brookfield Asset Management Inc.		Class A exchangeable and Class B shareholders		Class C shareholders		Share Capital Brookfield Asset Management Inc.	Share Capital Class A exchangeable and Class B shareholders	Share Capital Class C shareholders	Accumulated Surplus (Deficit) Brookfield Asset Management Inc.	Accumulated Surplus (Deficit) Class A exchangeable and Class B shareholders	Accumulated Surplus (Deficit) Class C shareholders	Accumulated Other Comprehensive Income (Loss) Brookfield Asset Management Inc.	Accumulated Other Comprehensive Income (Loss) Class A exchangeable and Class B shareholders	Accumulated Other Comprehensive Income (Loss) Class C shareholders	Equity attributable to owners of parent Brookfield Asset Management Inc.	Equity attributable to owners of parent Class A exchangeable and Class B shareholders	Equity attributable to owners of parent Class C shareholders
Beginning balance at Dec. 31, 2018		$ 52							$ 60			$ (6)			$ (2)			$ 52
Changes in year:
Net income (loss)		6	$ 6	[1]	$ 0	[2]	$ 0	[2]				6						6
Other comprehensive income (loss)		3													3			3
Comprehensive (loss) income		9	9	[3]	0	[4]	0	[4]				6			3			9
Equity issuances / Reorganization		5							5									5
Total change in year		14							5			6			3			14
Ending balance at Dec. 31, 2019		66							65			0			1			66
Changes in year:
Net income (loss)		1	1	[1]	0	[2]	0	[2]				1						1
Other comprehensive income (loss)		3													3			3
Comprehensive (loss) income		4	4	[3]	0	[4]	0	[4]				1			3			4
Equity issuances / Reorganization		13							13									13
Total change in year		17							13			1			3			17
Ending balance at Dec. 31, 2020		83							78			1			4			83
Changes in year:
Net income (loss)		(44)	5	[1]	3	[2]	(52)	[2]				5	$ 3	$ (52)				5	$ 3	$ (52)
Other comprehensive income (loss)		(15)													1		$ (16)	1		(16)
Comprehensive (loss) income		(59)	$ 6	[3]	$ 3	[4]	$ (68)	[4]				5	3	(52)	1		(16)	6	3	(68)
Equity issuances / Reorganization	[5]	1,424							(78)	$ 539	$ 963							(78)	539	963
Return of capital	[6]	(3)								(3)									(3)
Common control transaction adjustments	[7]	(10)										(6)		1	(5)			(11)		1
Total change in year		1,352							$ (78)	536	963	$ (1)	3	(51)	$ (4)		(16)	$ (83)	539	896
Ending balance at Dec. 31, 2021		1,435								536	963		3	(51)		$ 0	(16)		539	896
Ending balance at Dec. 31, 2021		$ 1,435								$ 536	$ 963		$ 3	$ (51)		$ 0	$ (16)		$ 539	$ 896
Changes in year:
Distributions (USD per share)					$ 0.13

[1]	For the periods prior to June 28, 2021. See Note 1(b).
[2]	For the period from June 28, 2021 to December 31, 2021. See Note 1(b).3. Basic and diluted earnings per share for the years ended December 31, 2020 and 2019 are attributed to our predecessor company Brookfield Annuity Holdings Inc. See Note 2(ag).
[3]	For the periods prior to June 28, 2021. See Note 1(b).
[4]	For the period from June 28, 2021 to December 31, 2021. See Note 1(b).
[5]	See Note 1(b) for details regarding the Spin-off and reorganization.
[6]	The Company distributed $0.13 in the form of a return of capital per each Class A exchangeable and Class B share in the third and fourth quarters of 2021.
[7]	See Note 2(c) for details regarding the common control transaction.